INCOME TAXES (Schedule for Provision for Income Taxes) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Current:
Federal
State
Deferred:
Federal	8,656	(86,044)
State	(10,665)	(7,990)
(Decrease) increase in valuation allowance	(2,010)	94,034
Total provision (benefit) for income taxes